SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-17620) UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 154
and

REGISTRATION STATEMENT (NO. 811-01027) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 154

VANGUARD WORLD FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 14, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 154 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 154 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard World Fund (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 14, 2018, the pending effective date of the Trust’s 150th Post-Effective Amendment. By way of further background:

  Post-Effective Amendment No. 153 was filed under Rule 485(b)(1)(iii) on August 17, 2018, for the sole purpose of extending to September 16, 2018, the then-pending effective date of Post-Effective Amendment No. 152.
  Post-Effective Amendment No. 152 was filed under Rule 485(b)(1)(iii) on July 20, 2018, for the sole purpose of extending to August 19, 2018, the then-pending effective date of Post-Effective Amendment No. 150.
  Post-Effective Amendment No. 150 was filed under Rule 485(a)(1) on May 2, 2018 for the purposes of: (1) changing the name of Vanguard Telecommunication Services Index Fund to Vanguard Communication Services Index Fund; (2) changing the benchmark index for Vanguard Telecommunication Services Index Fund; and (3) effecting a number of non-material editorial changes. Post-Effective Amendment No. 150 originally requested that the Amendment become effective on July 21, 2018, pursuant to the requirements of Rule 485(a)(1).

This Post-Effective Amendment No. 154 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 150 to the Trust’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 14th day of September, 2018.
VANGUARD WORLD FUND
BY:_______ /s/ Mortimer J. Buckley*
Mortimer J. Buckley
Chief Executive Officer, President, and Trustee
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	September 14, 2018
Trustees
F. William McNabb
/s/ Mortimer J. Buckley*	Chief Executive Officer,	September 14, 2018
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	September 14, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	September 14, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	September 14, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	September 14, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	September 14, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 14, 2018
Scott C. Malpass

/s/ Deanna Mulligan*	Trustee	September 14, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	September 14, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	September 14, 2018
Sarah Bloom Raskin

/s/ Peter F. Volanakis*	Trustee	September 14, 2018
Peter F. Volanakis

/s/ Thomas J. Higgins*	Chief Financial Officer	September 14, 2018
Thomas J. Higgins

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216,
Incorporated by Reference.